Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statements of Comprehensive Income
Selling and marketing expenses	¥ (411,356)	¥ (588,380)	¥ (629,488)
General and administrative expenses	(824,711)	(841,685)	(834,917)
Other income, gains or loss-net	70,818	13,921	58,432
Operating loss	(981,563)	(1,404,740)	(1,470,326)
Finance income/(costs) - net	14,709	28,823	77,237
Finance costs	(37,173)	(76,637)	(150,363)
Share of losses of joint venture	(439)	(2,204)	(2,924)
Loss before income tax	(990,173)	(1,442,608)	(1,551,254)
Income tax expenses	62,147	112,095	137,131
Loss for the year	(872,274)	(1,281,699)	(1,353,608)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	426,145	(152,542)	(608,427)
Changes in the fair value of debt instruments at fair value through other comprehensive income	5,324	(1,812)	(39)
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments measured at fair value through other comprehensive income		(1,796)
Total comprehensive loss	(440,805)	(1,436,053)	(1,962,074)
Parent company
Condensed Statements of Comprehensive Income
Selling and marketing expenses	(387)	(439)	(2,374)
General and administrative expenses	(104,653)	(53,621)	(45,655)
Other income, gains or loss-net	2,555	834	7,780
Operating loss	(567,942)	(53,226)	(40,249)
Finance income/(costs) - net		(32)	4,564
Finance costs	(573)
Share of losses of joint venture		(2,896)	(2,283)
Share of losses of subsidiaries and VIEs	(303,759)	(1,225,545)	(1,314,998)
Loss before income tax	(872,274)	(1,281,699)	(1,352,966)
Income tax expenses			(642)
Loss for the year	(872,274)	(1,281,699)	(1,353,608)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	69,454	(152,542)	(608,427)
Changes in the fair value of debt instruments at fair value through other comprehensive income	5,324	(16)	(39)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation differences	356,691
Changes in the fair value of equity investments measured at fair value through other comprehensive income		(1,796)
Total comprehensive loss	¥ (440,805)	¥ (1,436,053)	¥ (1,962,074)